INVENTORIES	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
INVENTORIES	INVENTORIES

	US Dollars
Figures in millions	2025	2024	2023

Non-current
Raw materials - ore stockpiles	175	158	2

Current
Raw materials
- ore stockpiles	340	289	238
- heap-leach inventory	16	17	14
Work in progress
- metals in process	73	66	51
- gold concentrate in process	—	—	1
Finished goods
- gold doré/bullion	58	77	64
- by-products	1	2	—
- gold concentrate	2	—	5
Total metal inventories	490	451	373
Mine operating supplies	586	604	456
	1,076	1,055	829
Total inventories(1)	1,251	1,213	831
(1)The amount of the write down of ore stockpiles, heap-leach inventory, work in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense is $10m (2024: $14m; 2023: $6m).

Accounting policies
Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:
•metals in process are valued at the average total production cost at the relevant stage of production;
•gold doré/bullion is valued on an average total production cost method;
•gold concentrate is valued on an average total production cost method;
•ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity and not expected to be processed in the next 12 months;
•by-products, which include silver and sulphuric acid, are valued using an average total production cost method;
•mine operating supplies are valued at average cost; and
•heap leach pad materials are measured on an average total production cost basis.
Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.
A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory. Inventory write downs are included in cost of sales.
Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long-term metals prices, less estimated costs to complete production and bring the product to sale.